One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

September 10, 2025
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333‑41180, 333‑52114, 333‑120399 and 333‑138540
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual and semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual and semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	August 21, 2025
AIM Growth Series (Invesco Growth Series)	0000202032	August 27, 2025
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 22, 2025
The Alger Portfolios	0000832566	August 28, 2025
Allspring Variable Trust	0001081402	September 2, 2025
ALPS Variable Investment Trust	0001382990	September 4, 2025
American Funds Insurance Series	0000729528	September 5, 2025
BlackRock Variable Series Funds, Inc.	0000355916	August 22, 2025
BlackRock Variable Series Funds II, Inc.	0001738072	August 22, 2025
BNY Mellon Appreciation Fund, Inc.	0000318478	August 27, 2025
BNY Mellon Investment Portfolios	0001056707	August 13, 2025
BNY Mellon Stock Index Fund, Inc.	0000846800	August 14, 2025

Securities and Exchange Commission
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
BNY Mellon Variable Investment Fund	0000813383	August 14, 2025
Deutsche DWS Variable Series II	0000810573	August 20, 2025
Eaton Vance Variable Trust	0001121746	August 28, 2025
Federated Hermes Insurance Series	0000912577	August 27, 2025
Fidelity Contrafund	0000024238	August 22, 2025
Franklin Templeton Variable Insurance Products Trust	0000837274	August 27, 2025
Goldman Sachs Variable Insurance Trust	0001046292	August 22, 2025
Guggenheim Variable Funds Trust	0000217087	September 3, 2025
Ivy Variable Insurance Portfolios	0000810016	September 3, 2025
Janus Aspen Series	0000906185	August 29, 2025
Janus Investment Fund	0000277751	August 29, 2025
Legg Mason Partners Variable Equity Trust	0001176343	August 21, 2025
Legg Mason Partners Variable Income Trust	0000874835	August 21, 2025
Lincoln Variable Insurance Products Trust	0000914036	August 29, 2025
Lord Abbett Series Fund, Inc.	0000855396	August 22, 2025
MFS® Variable Insurance Trust	0000918571	August 27, 2025
MFS® Variable Insurance Trust II	0000719269	August 27, 2025
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	August 27, 2025
Neuberger Berman Advisers Management Trust	0000736913	August 15, 2025
New Age Alpha Variable Funds Trust	0002013968	September 3, 2025
Northern Lights Variable Trust	0001352621	September 4, 2025
PIMCO Variable Insurance Trust	0001047304	August 27, 2025
Putnam Variable Trust	0000822671	September 8, 2025
Royce Capital Fund	0001006387	August 27, 2025
Royce Fund	0000709364	August 26, 2025
Rydex Series Funds	0000899148	August 27, 2025
Rydex Variable Trust	0001064046	August 27, 2025
T. Rowe Price Capital Appreciation Fund	0000793347	September 3, 2025
T. Rowe Price Equity Series, Inc.	0000918294	September 3, 2025
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 21, 2025
T. Rowe Price Growth Stock Fund, Inc.	0000080257	August 21, 2025
Third Avenue Variable Series Trust	0001089107	August 21, 2025
VanEck VIP Trust	0000811976	August 21, 2025

Securities and Exchange Commission
Page three

Underlying Management Investment Company	CIK Number	Date(s) Filed
Vanguard Variable Insurance Funds	0000857490	August 27, 2025
Variable Insurance Products Fund	0000356494	August 22, 2025
Variable Insurance Products Fund II	0000831016	August 22, 2025
Variable Insurance Products Fund III	0000927384	August 22, 2025
Variable Insurance Products Fund IV	0000720318	August 22, 2025
Variable Insurance Products Fund V	0000823535	August 22, 2025
Victory Portfolios	0000802716	September 4, 2025
Virtus Asset Trust	0001018593	September 4, 2025
Virtus Variable Insurance Trust	0000792359	September 4, 2025
Voya Investors Trust	0000837276	September 5, 2025
Voya Variable Products Trust	0000916403	September 5, 2025

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

ALISON POLLOCK

Alison Pollock
Second Vice President, Assistant General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company